Accounts and notes receivable (Ageing analysis of accounts receivable and notes receivable based on the invoice date) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	¥ 44,018,085	¥ 38,371,644
Within 1 year [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	43,683,311	37,966,985
After 1 year but within 2 years
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	114,471	174,604
Between 2 to 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	59,241	86,388
Over 3 years [member]
Ageing analysis of accounts receivable and notes receivable [line items]
Accounts receivable and notes receivable based on the invoice date	¥ 161,062	¥ 143,667